Goodwill (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Summary of Movement in Goodwill by Reportable Segment
The movement in goodwill balance as at March 31, 2024 and 2023 is as follows:
Carrying amount

Total
Balance as at April 1, 2022	$123,537
Goodwill arising on acquisitions (Refer Note 4(a),4(b), 4(c), 4(d))	238,725
Translation adjustment	(8,617)

Balance as at March 31, 2023	$353,645

Goodwill arising on acquisitions (Refer Note 4(a),4(b))	(530)
Translation adjustment	3,235

Balance as at March 31, 2024	$356,350

Carrying Value of Goodwill Allocated to Cash Generating Units
The carrying value of goodwill allocated to the cash generating units (“CGU”) as at March 31, 2023 is as follows:

As at
March 31,
2023
Vuram	$105,959
The Smart Cube	86,819
HealthHelp	39,082
Research and Analytics	38,787
Denali	29,542
OptiBuy	26,400
Insurance	15,410
WNS Global BPM*	4,735
South Africa	3,713
Technology services	3,198

$353,645

*	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, The Smart Cube, OptiBuy and Insurance goodwill.
The carrying value of goodwill allocated to the Group of CGUs as at March 31, 2024 is as follows:

As at
March 31, 2024
TSLU	$14,018
MRHP	189,022
HCLS	60,786
BFSI	92,524

$356,350

Key Assumptions Used in Performing Impairment Test, by each CGU
The key assumptions used in performing the impairment test during the year ended March 31, 2024 and March 31, 2023, by each group of CGUs/ CGUs, were as follows:

	Group of CGU’s
	TSLU	MRHP	HCLS	BFSI
Discount rate	13.4%	13.1%	13.1%	13.3%
Perpetual growth rate	2.0%	2.0%	2.0%	2.0%

	CGU’s
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology Services	Vuram	Insurance	Smart Cube	Optibuy
Discount rate	14.3%	17%	11.5%	14.3%	11.5%	11.6%	13.5%	14.3%	12.0%	11.6%
Perpetual growth rate	4.0%	3.0%	2.5%	4.0%	2.5%	2.0%	3.0%	4.0%	3.0%	2.5%

*	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, Smart Cube, Optibuy and Insurance CGUs.